Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2015
Available for Sale Equity Securities

The following table provides information relating to the company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value

September 30, 2015
Available-for-sale equity securities	$55	$19	$(7)	$67

December 31, 2014
Available-for-sale equity securities	$59	$21	$(9)	$71